Inventories - Schedule of Inventories (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Inventories Abstract
Pharmaceuticals	¥ 1,337	¥ 592
Medical consumables	17,461	14,315
Total current inventories	¥ 18,798	¥ 14,907